As filed with the Securities and Exchange Commission on September 26, 2013

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road
Dallas, TX	75201-1407
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Copies to:
Cherika N. Latham, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407 (Name and Address of Agent for Service)	Eric Purple, Esq. Donald Smith, Esq. K&L Gates, LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223

It is proposed that this filing will become effective

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On October 25, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [ ] pursuant to paragraph (a)(1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2)of Rule 485.

☐	On [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A for GuideStone Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of designating a new effective date, October 25, 2013, for the Trust’s Post-Effective Amendment No. 43 (“PEA No. 43”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-213894 on May 10, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 43 by means of this filing, Parts A, B and C of PEA No. 43 are incorporated herein by reference. The effectiveness of PEA No. 43 was previously delayed pursuant to the Trust’s Post-Effective Amendment No. 47, which was filed with the Commission on July 31, 2013 (EDGAR Accession No. 0001193125-13-312030) and Post-Effective Amendment No. 48, which was filed with the Commission on August 29, 2013 (EDGAR Accession No. 0001193125-13-351805). This Amendment relates solely to the GuideStone Funds Emerging Markets Equity Fund, a series of the Trust.

PART A – PROSPECTUS

The Prospectus for the GuideStone Funds Emerging Markets Equity Fund is incorporated herein by reference to Part A of PEA No. 43.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the GuideStone Funds Emerging Markets Equity Fund is incorporated herein by reference to Part B of PEA No. 43.

PART C – OTHER INFORMATION

The Part C for the GuideStone Funds Emerging Markets Equity Fund is incorporated herein by reference to Part C of PEA No. 43.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 26th day of September, 2013.

GUIDESTONE FUNDS

By: /s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ Joseph A. Mack* Joseph A. Mack	Trustee, Chairman of the Board	September 26, 2013

/s/ Thomas G. Evans* Thomas G. Evans	Trustee	September 26, 2013

/s/ James W. Hixson* James W. Hixson	Trustee	September 26, 2013

/s/ Michael R. Buster* Michael R. Buster	Trustee	September 26, 2013

/s/ Carson L. Eddy* Carson L. Eddy	Trustee	September 26, 2013

/s/ William Craig George* William Craig George	Trustee	September 26, 2013

/s/ Grady R. Hazel* Grady R. Hazel	Trustee	September 26, 2013

/s/ Franklin R. Morgan* Franklin R. Morgan	Trustee	September 26, 2013

/s/ Jeffrey P. Billinger Jeffrey P. Billinger	Vice President and Treasurer (principal financial officer)	September 26, 2013

*By: /s/ John R. Jones John R. Jones	Attorney-in-Fact	September 26, 2013